THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

         PRINCIPAL                                                               MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                    RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (11.8%)
FINANCIAL SERVICES (11.8%)
$                  110,699    Home Mac Mortgage Securities Corp., Series
                                1985-1, secured by GNMA, 11.375% due
                                08/01/15.......................................     NR/NR      $    109,039
                    57,488    Salomon Brothers Mortgage Securities V, Inc.,
                                Series 1985-1, secured by GNMA, 12.000% due
                                04/01/15.......................................     NR/NR            57,488
                 1,495,343    Chase Manhattan Bank - First Union National,
                                Sequential Payer, Series 1999-1, Class A1,
                                7.134% due 07/15/07............................     NR/AAA        1,465,905
                   500,000    Comm, Subordinated Bond, Series 2000-FL1A, Class
                                H, (144A), 7.410% due 03/16/03(v)..............    Baa3/NR          487,460
                12,180,890    CS First Boston Mortgage Securities Corp,
                                REMIC:IO, CSTR, NTL,
                                Series 1997-2, Class X, (144A), 1.013% due
                                06/25/20(v)....................................     NR/NR           216,978
                 1,500,000    CS First Boston Mortgage Securities Corp., Series
                                1999-C1, Class A2, Sequential Payer, 7.290% due
                                09/15/09.......................................     Aaa/NR        1,476,094
                   588,367    DLJ Mortgage Acceptance Corp., CSTR, Series
                                1997-D, (144A), 8.250% due 07/25/27(v).........     NR/NR           538,356
                 3,529,056    Federal National Mortgage Association, PO, Series
                                1994-53, Class G, Zero Coupon, 2.112%(y) due
                                11/25/23.......................................     NR/NR         2,150,501
                 1,383,146    First Union Commercial Mortgage Trust, Sequential
                                Payer, Series 1999-C1, Class A1, 5.730% due
                                01/15/08.......................................     NR/AAA        1,290,216
                 1,500,000    GMAC Commercial Mortgage Securities Inc.,
                                Sequential Payer,
                                Series 1998-C2, Class A2, 6.420% due
                                08/15/08.......................................    Aaa/AAA        1,386,094
                 2,500,000    Green Tree Financial Corp., Subordinated Bond,
                                Series 1999-2, Class B1, 8.410% due 12/01/30...    NR/BBB+        2,221,875
                 2,000,000    Green Tree Financial Corp., Subordinated Bond,
                                Series 1999-3, Class B1, 8.370% due 02/01/31...    NR/BBB+        1,773,740
                 1,200,000    Heller Financial Commercial Mortgage Asset Co.,
                                Sequential Payer,
                                Series 1999-PH1, Class A2, 6.847% due
                                05/15/31.......................................     Aaa/NR        1,136,437
                 1,500,000    Morgan Stanley Capital I, Inc., Sequential Payer,
                                Series 1998-XL1, Class A3, 6.480% due
                                06/03/30.......................................     NR/AAA        1,398,750
                 1,661,015    Morgan Stanley Capital I, Inc., Sequential Payer,
                                Series 1999-WF-1, Class A1, 5.910% due
                                04/15/08.......................................     Aaa/NR        1,559,797
                 1,000,000    Morgan Stanley Capital I, Inc., Subordinated
                                Bond, Series 1997-XL1, Class G, (144A), 7.695%
                                due 10/03/30...................................     Ba3/BB          821,094
                   300,000    Morgan Stanley Capital I, Inc., Subordinated
                                Bond, CSTR, Series 2000-HG, Class E, (144A),
                                7.932% due 12/03/05(v).........................    Baa2/NR          293,062
                 1,440,000    Nomura Asset Securities Corp., Sequential Payer,
                                Series 1998-D6, Class A1B, 6.590% due
                                03/17/28.......................................    Aaa/AAA        1,305,000
                                                                                               ------------
                                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                                    ASSET BACKED SECURITIES (COST
                                    $20,994,060)...............................                  19,687,886
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
CORPORATE OBLIGATIONS (19.2%)
AEROSPACE (0.6%)
$                  500,000    Northrop-Grumman Corp., 9.375% due 10/15/24......   Baa3/BBB-    $    500,670
                   500,000    Truserv Corp., 10.100% due 07/01/08(f)...........     NR/NR           446,100
                                                                                               ------------
                                                                                                    946,770
                                                                                               ------------

AGRICULTURE (0.3%)
                   500,000    Scotts Co., (144A), 8.625% due 01/15/09..........     B2/B+           475,000
                                                                                               ------------

AUTOMOTIVE SUPPLIES (0.2%)
                   400,000    Federal-Mogul Corp., 7.500% due 01/15/09.........    Ba2/BB+          304,804
                                                                                               ------------

BANKING (0.5%)
                   750,000    First Union Corp., 8.125% due 06/24/02...........     A2/A-           757,597
                                                                                               ------------

BROADCASTING & PUBLISHING (1.3%)
                   400,000    American Media Operation, Inc., 10.250% due
                                05/01/09.......................................     B2/B-           382,000
                   400,000    AMFM, Inc., 9.250% due 07/01/07..................      B1/B           401,000
                   400,000    AMFM, Inc., Series B, 8.750% due 06/15/07........      B1/B           399,000
                   500,000    Echostar DBS Corp., 9.375% due 02/01/09..........      B2/B           480,000
                   600,000    Emmis Communications Corp., Series B, 8.125% due
                                03/15/09.......................................     B2/B-           564,000
                                                                                               ------------
                                                                                                  2,226,000
                                                                                               ------------

CHEMICALS (0.2%)
                   300,000    Huntsman ICI Chemicals, 10.125% due 07/01/09.....     B2/B+           297,000
                                                                                               ------------

COMPUTER SOFTWARE (0.9%)
                   500,000    PSINet, Inc., 10.500% due 12/01/06...............     B3/B-           440,000
                   500,000    PSINet, Inc., Series B, 10.000% due 02/15/05.....     B3/B-           440,000
                   700,000    Verio, Inc., 11.250% due 12/01/08................     B3/B-           698,250
                                                                                               ------------
                                                                                                  1,578,250
                                                                                               ------------

ELECTRIC (0.4%)
                   300,000    Calpine Corp., 7.875% due 04/01/08...............    Ba1/BB+          282,000
                   400,000    CMS Energy Corp., Series B, 6.750% due
                                01/15/04.......................................     Ba3/BB          374,380
                                                                                               ------------
                                                                                                    656,380
                                                                                               ------------

ELECTRONICS (0.1%)
                   355,000    Protection One Alarm Monitoring, Inc., 7.375% due
                                08/15/05.......................................     B2/B+           244,950
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
ENERGY (0.2%)
$                  400,000    Cogentrix Energy, Inc., 8.750% due 10/15/08......    Ba1/BB+     $    392,000
                                                                                               ------------

ENTERTAINMENT, LEISURE & MEDIA (2.0%)
                   700,000    Ackerly Group, Inc., Series B, 9.000% due
                                01/15/09.......................................      B2/B           658,000
                   500,000    CSC Holdings, Inc., 10.500% due 05/15/16.........    Ba3/BB-          541,250
                   750,000    Destination Film Funding Corp., (144A), 6.250%
                                due 10/15/03...................................     NR/NR           695,100
                   500,000    Fox Family Worldwide, Inc., 9.250% due
                                11/01/07.......................................      B1/B           435,000
                   450,000    Lamar Media Corp., 8.625% due 09/15/07...........      B1/B           418,500
                   700,000    Premier Parks, Inc., 12.206%(y) due
                                04/01/08(v)....................................     B3/B-           455,000
                   200,000    Time Warner Telecom LLC, 9.750% due 07/15/08.....      B2/B           197,500
                                                                                               ------------
                                                                                                  3,400,350
                                                                                               ------------

FINANCIAL SERVICES (2.1%)
                   325,000    Enterprise Rent-a-Car USA Finance Co., MTN,
                                (144A), 9.125% due 12/15/04....................   Baa1/BBB+         338,179
                 1,000,000    Ford Motor Credit Co., 7.375% due 10/28/09.......      A2/A           969,000
                 1,500,000    Ford Motor Credit Co., 7.500% due 03/15/05.......      A2/A         1,480,965
                   750,000    Sears Roebuck Acceptance Corp., 6.750% due
                                09/15/05.......................................     A3/A-           704,205
                                                                                               ------------
                                                                                                  3,492,349
                                                                                               ------------

FOOD, BEVERAGES & TOBACCO (0.3%)
                   500,000    Aurora Foods, Inc., Series B, 8.750% due
                                07/01/08.......................................   Caa1/CCC+         285,000
                   350,000    Smithfield Foods, Inc., 7.625% due 02/15/08......    Ba3/BB+          304,937
                                                                                               ------------
                                                                                                    589,937
                                                                                               ------------

HEALTH SERVICES (0.6%)
                   700,000    Mariner Post-Acute Network, Inc., Series B,
                                9.500% due 04/01/06{/\}........................      C/D              3,500
                   565,000    McKesson HBOC, Inc., 6.400% due 03/01/08.........    Baa2/BBB         443,785
                   500,000    Triad Hospitals Holdings, Inc., Series B, 11.000%
                                due 05/15/09...................................     B3/B-           520,000
                                                                                               ------------
                                                                                                    967,285
                                                                                               ------------

INSURANCE (0.4%)
                   695,000    Prudential Insurance Co., (144A), 6.375% due
                                07/23/06.......................................     A2/A+           636,808
                                                                                               ------------

MANUFACTURING (0.3%)
                   500,000    Polymer Group, Inc., Series B, 9.000% due
                                07/01/07.......................................      B2/B           455,000
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
METALS & MINING (0.7%)
$                  400,000    P&L Coal Holdings Corp., Series B, 9.625% due
                                05/15/08.......................................      B2/B      $    356,000
                   600,000    Ryerson Tull, Inc., 8.500% due 07/15/01..........    Baa3/BBB         594,000
                   100,000    Ryerson Tull, Inc., 9.125% due 07/15/06..........    Baa3/BBB          97,500
                   120,000    WHX Corp., 10.500% due 04/15/05..................     B3/B-           109,200
                                                                                               ------------
                                                                                                  1,156,700
                                                                                               ------------

MISCELLANEOUS CONSUMER GOODS (0.2%)
                   400,000    Sun World International, Inc., Series B, 11.250%
                                due 04/15/04...................................      B2/B           374,000
                                                                                               ------------

NATURAL GAS (0.5%)
                   100,000    Ras Laffan Liquified Natural Gas, (144A), 8.294%
                                due 03/15/14...................................   Baa3/BBB+          93,120
                   750,000    Williams Companies, Inc., 6.200% due 08/01/02....   Baa2/BBB-         725,902
                                                                                               ------------
                                                                                                    819,022
                                                                                               ------------

OIL-PRODUCTION (0.5%)
                   300,000    Ocean Energy, Inc., Series B, 8.875% due
                                07/15/07.......................................    Ba3/BB-          295,500
                   300,000    Pogo Producing Co., Series B, 10.375% due
                                02/15/09.......................................     B2/BB-          306,000
                   350,000    Range Resources Corp., 8.750% due 01/15/07.......     B3/B-           300,125
                                                                                               ------------
                                                                                                    901,625
                                                                                               ------------

OIL-SERVICES (1.0%)
                   500,000    Lasmo (USA), Inc., 7.500% due 06/30/06...........    Baa2/BBB         473,945
                 1,000,000    Newpark Resources, Inc., Series B, 8.625% due
                                12/15/07.......................................     B2/B+           857,500
                   289,873    Oil Purchase Co., (144A), 7.100% due 04/30/02....    Ba2/BBB-         276,829
                                                                                               ------------
                                                                                                  1,608,274
                                                                                               ------------

PACKAGING & CONTAINERS (0.6%)
                   500,000    Riverwood International Corp., 10.625% due
                                08/01/07.......................................     B3/B-           492,500
                   500,000    Stone Container Corp., 12.250% due 04/01/02(v)...     B3/B-           502,500
                                                                                               ------------
                                                                                                    995,000
                                                                                               ------------

PRINTING & PUBLISHING (0.5%)
                   800,000    TV Guide, Inc., 8.125% due 03/01/09..............     Ba3/B+          784,000
                                                                                               ------------

TELECOMMUNICATIONS (3.9%)
                   500,000    Adelphia Communications, Inc., Series B, 8.125%
                                due 07/15/03...................................     B1/NR           462,500
                   500,000    Alaska Communications Systems, 9.375% due
                                05/15/09.......................................     B3/B+           451,250
                   400,000    Charter Communications Holdings LLC, , 13.644%(y)
                                due 04/01/11(v)................................     B2/B+           220,000
                   250,000    Charter Communications Holdings LLC, 10.000% due
                                04/01/09.......................................     B2/B+           240,000
                   650,000    Crown Castle Int'l Corp., 11.738%(y) due
                                05/15/11(v)....................................      B3/B           383,500

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
TELECOMMUNICATIONS (CONTINUED)
$                  200,000    Intermedia Communications, Inc., Series B, 8.500%
                                due 01/15/08...................................      B2/B      $    182,000
                   200,000    Intermedia Communications, Inc., Series B, 9.500%
                                due 03/01/09...................................      B2/B           190,000
                   300,000    ITC Deltacom, Inc., 8.875% due 03/01/08..........     B2/B+           279,000
                   200,000    ITC Deltacom, Inc., 9.750% due 11/15/08..........     B2/B+           194,000
                   300,000    Level 3 Communications, 9.125% due 05/01/08......      B3/B           260,250
                   500,000    Metromedia Fiber Network, Inc., Series B, 10.000%
                                due 11/15/08...................................     B2/B+           478,750
                   325,000    McLeodUSA, Inc., 9.500% due 11/01/08.............     B1/B+           315,250
                   300,000    Nextlink Communications, 10.750% due 11/15/08....      B2/B           294,000
                   100,000    Nextlink Communications, 12.500% due 04/15/06....      B2/B           104,000
                   500,000    Nextel Communications, 9.375% due 11/15/09.......      B1/B           473,750
                   500,000    NTL Communications Corp., Series B, 11.500% due
                                10/01/08.......................................     B3/B-           506,250
                   450,000    RCN Corp., 10.000% due 10/15/07..................     B3/B-           405,000
                   400,000    RCN Corp., Series B, 13.768%(y) due
                                02/15/08(v)....................................     B3/B-           237,000
                   600,000    Tritel PCS, Inc., 4.646%(y) due 05/15/09(v)......     B3/NR           396,000
                   400,000    Voicestream Wireless Co. (144A), 10.375% due
                                11/15/09.......................................     B2/B-           408,000
                                                                                               ------------
                                                                                                  6,480,500
                                                                                               ------------

TELEPHONE (0.2%)
                   440,000    Viatel, Inc., 11.250% due 04/15/08...............     B3/B-           391,600
                                                                                               ------------

TRANSPORT & SERVICES (0.3%)
                   500,000    Atlantic Express Transportation Corp., 10.750%
                                due 02/01/04...................................      B2/B           450,000
                                                                                               ------------

UTILITIES (0.4%)
                   750,000    Kincaid Generation LLC, (144A), 7.330% due
                                06/15/20.......................................   Baa3/BBB-         661,762
                                                                                               ------------
                                  TOTAL CORPORATE OBLIGATIONS (COST
                                    $35,084,287)...............................                  32,042,963
                                                                                               ------------

FOREIGN CORPORATE OBLIGATIONS (5.6%)
ARGENTINA (0.2%)
BROADCASTING & PUBLISHING
                   300,000    Cablevision SA, 13.750% due 05/01/09.............     B1/BB           286,875
                                                                                               ------------

AUSTRALIA (0.2%)
BANKING
                   300,000    National Australia Bank Ltd., 6.600% due
                                12/10/07.......................................     A1/AA-          279,108
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
BERMUDA (0.7%)
TELECOMMUNICATIONS
$                  615,000    Flag Ltd., 8.250% due 01/30/08...................    Ba3/BB-     $    547,350
                   600,000    Global Crossing Holdings Ltd., Inc. (144A),
                                9.125% due 11/15/06............................     Ba2/BB          583,500
                                                                                               ------------
                                                                                                  1,130,850
                                                                                               ------------

BRAZIL (0.1%)
METALS & MINING
                   100,000    CSN Iron SA, 9.125% due 06/01/07.................     B2/NR            82,500
                                                                                               ------------

TELECOMMUNICATIONS
                   100,000    Globo Communicacoes Participacoes, 10.625% due
                                12/05/08.......................................     B2/NR            84,000
                                                                                               ------------
                                                                                                    166,500
                                                                                               ------------

CANADA (1.2%)
TELECOMMUNICATIONS
                   275,000    Call-Net Enterprises, Inc., 17.450%(y) due
                                08/15/07(v)....................................     B2/B+           137,500
                   465,000    Clearnet Communications, Inc., 10.543%(y) due
                                12/15/05(v)....................................      B3/B           467,325
                   510,000    Microcell Telecommunications, Inc., Series B ,
                                11.093%(y) due 06/01/06(v).....................     B3/NR           459,000
                   500,000    Rogers Cablesystems Ltd., 10.000% due 12/01/07...    Ba1/BB+          522,500
                   350,000    Worldwide Fiber, Inc., 12.500% due 12/15/05......     B3/B+           351,750
                                                                                               ------------
                                                                                                  1,938,075
                                                                                               ------------

TRANSPORT & SERVICES
                   200,000    Laidlaw, Inc., 6.650% due 10/01/04...............     B2/BB-           76,000
                   110,000    Laidlaw, Inc., 6.720% due 10/01/27...............     B2/BB-           37,400
                                                                                               ------------
                                                                                                    113,400
                                                                                               ------------
                                                                                                  2,051,475
                                                                                               ------------

COLOMBIA (0.1%)
BANKING
                   225,000    Financiera Energetica Nacional, (144A), 9.375%
                                due 06/15/06...................................     NR/BB+          177,750
                                                                                               ------------

INDONESIA (0.1%)
CHEMICALS
                   250,000    Reliance Industries Ltd., (144A), 10.375% due
                                06/24/16.......................................     Ba2/BB          244,690
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
KOREA (0.5%)
BANKING
$                  400,000    Cho Hung Bank, (144A), 11.500% due 04/01/10(v)...     B1/B+      $    392,000
                   400,000    Hanvit Bank, (144A), 11.750% due 03/01/10(v).....      B1/B           392,500
                                                                                               ------------
                                                                                                    784,500
                                                                                               ------------

LIBERIA (0.2%)
TRANSPORT & SERVICES
                   400,000    Teekay Shipping Corp., 8.320% due 02/01/08.......    Ba2/BB+          366,000
                                                                                               ------------

MEXICO (0.2%)
BROADCASTING & PUBLISHING
                   100,000    Grupo Televisa SA, 11.123%(y) due 05/15/08(v)....    Baa3/BB+          98,326
                   100,000    TV Azteca SA de CV, Series B, 10.500% due
                                02/15/07.......................................     B1/B+            91,250
                                                                                               ------------
                                                                                                    189,576
                                                                                               ------------

TELECOMMUNICATIONS
                   100,000    Grupo Iusacell SA de CV, (144A), 14.250% due
                                12/01/06.......................................     B1/B+           105,750
                                                                                               ------------
                                                                                                    295,326
                                                                                               ------------

NETHERLANDS (0.3%)
TELECOMMUNICATIONS
                   400,000    United Pan-Europe Communications, (144A), 10.875%
                                due 11/01/07...................................      B2/B           374,000
                   100,000    Turkcell Iletisim Hizmet, (144A), 12.750% due
                                08/01/05.......................................      B1/B           102,250
                                                                                               ------------
                                                                                                    476,250
                                                                                               ------------

PHILIPPINES (0.2%)
TELECOMMUNICATIONS
                   250,000    Globe Telecom, (144A), 13.000% due 08/01/09......      B1/B           267,500
                                                                                               ------------

UTILITIES
                    50,000    Ce Casecnan Water & Energy, Inc., Series B,
                                11.950% due 11/15/10...........................    Ba2/BB+           46,000
                                                                                               ------------
                                                                                                    313,500
                                                                                               ------------

POLAND (0.1%)
TELECOMMUNICATIONS
                   250,000    PTC International Finance II SA., (144A), 11.250%
                                due 12/01/09...................................     B2/B+           260,000
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
SPAIN (0.6%)
BANKING
$                1,000,000    BSCH Issuance Ltd., 7.625% due 11/03/09..........      A1/A      $    980,540
                                                                                               ------------

UNITED KINGDOM (0.9%)
CHEMICALS
                   300,000    Avecia Group PLC, 11.000% due 07/01/09...........      B2/B           306,000
                                                                                               ------------

UTILITIES
                   750,000    United Utilities PLC, 6.250% due 08/15/05........    A3/BBB+          684,855
                                                                                               ------------

WATER
                   500,000    Anglian Water PLC, Series B , 6.840% due
                                01/15/13(f)....................................     NR/NR           448,800
                                                                                               ------------
                                                                                                  1,439,655
                                                                                               ------------
                                  TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                                    $9,658,213)................................                   9,253,019
                                                                                               ------------

PRIVATE PLACEMENT (10.1%)
FINANCIAL SERVICES (0.4%)
                   734,415    Huntington National Bank Republic, 7.240% due
                                12/05/20(f)....................................     NR/NR           653,291
                                                                                               ------------

METALS & MINING (0.3%)
                    23,077    P&L Coal Holdings Corp., Tranche 1, 8.563% due
                                06/04/06(v)....................................     NR/NR            22,990
                   115,385    P&L Coal Holdings Corp., Tranche 2, 7.688% due
                                06/04/06(v)....................................     NR/NR           114,952
                   307,692    P&L Coal Holdings Corp., Tranche 3, 8.688% due
                                06/04/06(v)....................................     NR/NR           305,923
                                                                                               ------------
                                                                                                    443,865
                                                                                               ------------

OIL-PRODUCTION (0.2%)
                   163,187    Amerada Hess Corp. Leveraged Lease, 7.330% due
                                01/01/14(f)....................................     NR/NR           154,504
                   320,715    Amerada Hess Corp. Leveraged Lease, Series A,
                                6.140% due 01/01/14(f).........................     NR/NR           282,479
                                                                                               ------------
                                                                                                    436,983
                                                                                               ------------

REAL ESTATE (9.2%)
                 2,902,040    127-129-131 West 96th St. Corp. (1st Mortgage
                                Agreement on Cooperative Building in
                                New York City), 6.850% due 12/01/18(f).........     NR/NR         2,702,235
                 1,076,288    14-16 East 17th St. (1st Mortgage Agreement on
                                Cooperative Building in New York City), 7.000%
                                due 03/01/21(f)................................     NR/NR         1,005,738
                 1,537,983    270 Fifth Ave. (1st Mortgage Agreement on
                                Cooperative Building in Brooklyn, New York),
                                6.930% due 09/01/18(f).........................     NR/NR         1,441,306

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
REAL ESTATE (CONTINUED)
$                  484,295    31-33 Mercer Street (1st Mortgage Agreement on
                                Cooperative Building in New York City), 7.490%
                                due 04/01/23(f)................................     NR/NR      $    468,545
                   610,082    3512 Oxford Avenue (1st Mortgage Agreement on
                                Cooperative Building in Riverdale, New York),
                                8.450% due 06/01/17(f).........................     NR/NR           631,435
                   610,295    3810 Greystone Avenue (1st Mortgage Agreement on
                                Cooperative Building in Riverdale, New York),
                                8.500% due 06/01/17(f).........................     NR/NR           627,438
                   797,479    421 West 57th Street (1st Mortgage Agreement on
                                Cooperative Building in New York City), 8.980%
                                due 07/01/22(f)................................     NR/NR           854,252
                   483,673    482 East 9th Street, Kensington Gardens Corp.
                                (1st Mortgage Agreement on Cooperative Building
                                in New York City), 6.850% due 12/01/18(f)......     NR/NR           447,330
                   594,183    86-06/86-42 155th Ave., Dartmouth Cooperative
                                Corp. (1st Mortgage Agreement on Cooperative
                                Building in Howard Beach, New York), 7.000% due
                                01/01/14(f)....................................     NR/NR           562,258
                 1,586,045    PC Bel Clare Estates, 33 Claroma St., St. Joseph
                                Township, Minnesota, 6.930% due 09/01/18(f)....     NR/NR         1,465,997
                 1,347,681    PC Northstar Terrace, 101 Jupiter Drive, East
                                Grand Forks, Minnesota, 6.625% due
                                10/01/18(f)....................................     NR/NR         1,209,679
                 1,623,287    PC Shangri-La, 3526 North Cascade Ave., Colorado
                                Springs, Colorado, 6.520% due 10/01/08(f)......     NR/NR         1,464,156
                 1,290,020    PC Three Lakes Estates, 2151 Three Lakes Road,
                                Albany, Oregon, 6.180% due 10/01/13(f).........     NR/NR         1,110,372
                 1,386,904    Walgreen-Benderson, 7.625% due 11/15/13(f).......     NR/NR         1,318,308
                                                                                               ------------
                                                                                                 15,309,049
                                                                                               ------------
                                  TOTAL PRIVATE PLACEMENT (COST $17,976,914)...                  16,843,188
                                                                                               ------------

SOVEREIGN GOVERNMENTS AND AGENCIES (31.8%)
ARGENTINA (1.8%)
                   190,000    City of Buenos Aires (144a), 11.250% due
                                04/11/07.......................................     B1/NR      $    175,275
                   726,400    Republic of Argentina Bearer Bonds, Series FRB,
                                7.375% due 03/31/05(v).........................     B1/BB           675,552
                    81,102    Republic of Argentina Bocon, Series Pre-4, 6.131%
                                due 09/01/02(v)................................     B1/NR            78,396
                   509,603    Republic of Argentina Bocon, Series Pro-2, 6.178%
                                due 04/01/07(v)................................     B1/NR           447,036
                   400,000    Republic of Argentina Discount Bonds Series L-GL,
                                6.875% due 03/31/23(v).........................     B1/BB           340,500
                   125,000    Republic of Argentina Global Bonds, 9.750% due
                                09/19/27.......................................     B1/BB           104,750
                   200,000    Republic of Argentina Global Bonds, 11.375% due
                                03/15/10.......................................     B1/BB           192,000
                   210,000    Republic of Argentina Global Bonds, 12.000% due
                                02/01/20.......................................     B1/BB           207,375
                   350,000    Republic of Argentina Global Bonds, 12.125% due
                                02/25/19.......................................     B1/BB           345,975
                   250,000    Republic of Argentina Global Bonds, Series BGL5,
                                11.375% due 01/30/17...........................     B1/BB           238,000
                   240,000    Republic of Argentina Par Bonds, Series L-GP,
                                6.000% due 03/31/23(v).........................     B1/BB           167,700
                                                                                               ------------
                                                                                                  2,972,559
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
BRAZIL (2.6%)
$                  760,000    Republic of Brazil Bearer Bonds, Series NMB-L,
                                7.43% due 04/15/09(v)..........................     B2/B+      $    623,200
                 1,054,087    Republic of Brazil C Bonds, Series 20 Year,
                                8.000% due 04/15/14............................     B2/B+           755,649
                    92,356    Republic of Brazil C Bonds, Series L, 8.000% due
                                04/15/14.......................................     B2/B+            66,208
                   180,000    Republic of Brazil DCB L, Series RG, 7.438% due
                                04/15/12(v)....................................     B2/B+           129,600
                   450,000    Republic of Brazil Discount Bonds, Series 30 Year
                                ZL, 7.375% due 04/15/24(v).....................     B2/NR           347,625
                   250,000    Republic of Brazil Global Bonds, 10.125% due
                                05/15/27.......................................     B2/B+           193,750
                   100,000    Republic of Brazil Global Bonds, 11.625% due
                                04/15/04.......................................     B2/B+            99,000
                   500,000    Republic of Brazil Global Bonds, 12.750% due
                                01/15/20.......................................     B2/B+           479,250
                   676,000    Republic of Brazil Global Bonds, 14.500% due
                                10/15/09.......................................     B2/B+           712,166
                   200,000    Republic of Brazil Par Bonds, Series Z-L 30 Year,
                                6.000% due 04/15/24(v).........................     B2/B+           127,500
                   967,200    Republic of Brazil, Series EI-L, 7.375% due
                                04/15/06(v)....................................     B2/B+           863,226
                                                                                               ------------
                                                                                                  4,397,174
                                                                                               ------------

BULGARIA (1.3%)
                 1,500,000    Republic of Bulgaria Discount Bonds, Series A,
                                7.063% due 07/28/24(v).........................     B2/NR         1,147,500
                   600,000    Republic of Bulgaria FLIRB Bearer Bonds, Series
                                A, 2.750% due 07/28/12(v)......................     B2/NR           417,000
                   225,000    Republic of Bulgaria Registered IAB, Series RPDI,
                                7.063% due 07/28/11(v).........................     B2/NR           169,875
                   630,000    Republic of Bulgaria IAB, Series PDI, 7.063% due
                                07/28/11(v)....................................     B2/NR           475,650
                                                                                               ------------
                                                                                                  2,210,025
                                                                                               ------------

CANADA (0.4%)
           CAD     980,000    Government of Canada, Series WH31, 6.000% due
                                06/01/08(s)....................................    Aa1/AAA          653,724
                                                                                               ------------

COLOMBIA (0.7%)
                   400,000    Republic of Colombia, 9.750% due 04/23/09........    Ba2/BB+          314,000
                   150,000    Republic of Colombia, 10.875% due 03/09/04.......    Ba2/BB+          140,250
                   400,000    Republic of Colombia, 11.750% due 02/25/20.......    Ba2/BB+          339,000
                   200,000    Republic of Colombia, Series NOV, 9.750% due
                                04/23/09.......................................    Ba2/BB+          174,000
                   150,000    Republic of Colombia, Series REGS, 7.270% due
                                06/15/03.......................................    Ba2/BB+          133,350
                                                                                               ------------
                                                                                                  1,100,600
                                                                                               ------------

DENMARK (0.7%)
           DKK   9,265,000    Kingdom of Denmark, 8.000% due 05/15/03(s).......    Aaa/AAA        1,213,628
                                                                                               ------------

FRANCE (7.4%)
            EURO 2,970,000    BTAN, Five-Year French Treasury Note, 3.500% due
                                07/12/04(s)....................................     Aaa/NR        2,557,004
            EURO 2,155,857    BTAN, Five-Year French Treasury Note, 4.750% due
                                03/12/02(s)....................................     Aaa/NR        1,968,638
            EURO 6,830,000    BTAN, Two-Year French Treasury Note, 3.000% due
                                07/12/01(s)....................................     Aaa/NR        6,121,420

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
FRANCE (CONTINUED)
            EURO   819,000    Government of France, 4.000% due 04/25/09(s).....    Aaa/AAA     $    674,291
            EURO 1,080,000    Government of France, 6.000% due 10/25/25(s).....    Aaa/AAA        1,025,872
                                                                                               ------------
                                                                                                 12,347,225
                                                                                               ------------

GERMANY (3.3%)
            EURO 1,448,098    Republic of Germany, Series 124, 4.500% due
                                08/19/02(s)....................................    Aaa/AAA        1,313,700
            EURO 2,650,000    Republic of Germany, Series 97, 6.000% due
                                01/04/07(s)....................................     Aaa/NR        2,513,081
            EURO 1,895,000    Republic of Germany, Series 98, 5.625% due
                                01/04/28(s)....................................    Aaa/AAA        1,709,195
                                                                                               ------------
                                                                                                  5,535,976
                                                                                               ------------

ITALY (3.1%)
            EURO 2,590,000    Government of Italy, 3.000% due 02/15/02(s)......     Aa3/AA        2,290,736
            EURO 2,655,000    Government of Italy, 3.250% due 04/15/04(s)......     Aa3/AA        2,260,161
            EURO   600,000    Government of Italy, 7.250% due 11/01/26(s)......     Aa3/AA          642,482
                                                                                               ------------
                                                                                                  5,193,379
                                                                                               ------------

JAPAN (0.4%)
          JPY   75,000,000    Government of Japan 10 Year, Series 217, 1.800%
                                due 12/21/09(s)................................    Aa1/AAA          692,228
                                                                                               ------------

LEBANON (0.1%)
$                  150,000    Republic of Lebanon, (144A), 10.250% due
                                10/06/09.......................................     B1/BB-          150,000
                                                                                               ------------

MEXICO (3.1%)
                   200,000    Banco Nacional Obra Serv, 9.625% due 11/15/03....    Baa3/BB+         202,500
                   200,000    Petroleos Mexicanos, 8.850% due 09/15/07.........    Baa3/BB+         192,000
                   400,000    Petroleos Mexicanos, 9.500% due 09/15/27.........    Baa3/BB+         386,000
                   350,000    Petroleos Mexicanos, Series P, 9.500% due
                                09/15/27.......................................    Baa3/BB+         350,437
                   250,000    United Mexican States Discount Bonds, Series D,
                                6.903% due 12/31/19(v).........................    Baa3/BB+         245,000
                   500,000    United Mexican States Global Bonds, 8.625% due
                                03/12/08.......................................    Baa3/BB+         476,750
                   665,000    United Mexican States Global Bonds, 9.875% due
                                01/15/07.......................................    Baa3/BB+         683,288
                   475,000    United Mexican States Global Bonds, 11.375% due
                                09/15/16.......................................    Baa3/BB+         536,750
                   385,000    United Mexican States Global Bonds, 11.500% due
                                05/15/26.......................................    Baa3/BB+         455,263
                   775,000    United Mexican States Global Bonds, Series XW,
                                10.375% due 02/17/09...........................    Baa3/BB+         814,525
                   250,000    United Mexican States Par Bonds, Series W-A,
                                6.250% due 12/31/19............................    Baa3/BB+         205,625
                   350,000    United Mexican States Par Bonds, Series W-B,
                                6.250% due 12/31/19............................    Baa3/BB+         287,875
                   400,000    United Mexican States, Series B, 6.943% due
                                12/31/19(v)....................................    Baa3/BB+         392,000
                                                                                               ------------
                                                                                                  5,228,013
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
MOROCCO (0.3%)
$                  558,421    Kingdom of Morocco Restructuring & Consolidation
                                Agreement, Series A, 6.844% due 01/01/09(v)....     NR/NR      $    498,391
                                                                                               ------------

NETHERLANDS (0.7%)
            EURO 1,280,000    Government of the Netherlands, Series 1 & 2,
                                6.000% due 01/15/06(s).........................    Aaa/AAA        1,209,705
                                                                                               ------------

PANAMA (1.0%)
                   200,000    Republic of Panama Global Bonds, 8.250% due
                                04/22/08.......................................    Ba1/BB+          177,000
                   200,000    Republic of Panama Global Bonds, 8.875% due
                                09/30/27.......................................    Ba1/BB+          168,500
                   225,000    Republic of Panama Global Bonds, 9.375% due
                                04/01/29.......................................    Ba1/BB+          211,500
                   840,000    Republic of Panama IRB, Series 18 Year, 4.250%
                                due 07/17/14(v)................................    Ba1/BB+          661,500
                   464,716    Republic of Panama PDI, Series 20 Year, 7.063%
                                due 07/17/16(v)................................    Ba1/BB+          374,097
                                                                                               ------------
                                                                                                  1,592,597
                                                                                               ------------

PERU (1.0%)
                   400,000    Republic of Peru Discount Bonds, Series 30 Year,
                                7.188% due 03/08/27(v).........................     Ba3/BB          272,000
                   525,000    Republic of Peru FLIRB, Series 20 Year , 3.750%
                                due 03/07/17(v)................................     Ba3/BB          320,250
                 1,500,000    Republic of Peru PDI, Series 20 Year, 4.500% due
                                03/07/17(v)....................................     Ba3/BB        1,003,125
                                                                                               ------------
                                                                                                  1,595,375
                                                                                               ------------

PHILIPPINES (0.8%)
                   350,000    Bangko Sentral Pilipinas, 8.600% due 06/15/27....    Ba1/BB+          262,500
                   265,000    Republic of Philippines Global Bonds, 8.875% due
                                04/15/08.......................................    Ba1/BB+          242,475
                   620,000    Republic of Philippines Global Bonds, 9.875% due
                                01/15/19.......................................    Ba1/BB+          548,700
                   293,900    Republic of Philippines Global Bonds, 10.625% due
                                03/16/25.......................................    Ba1/BB+          271,490
                                                                                               ------------
                                                                                                  1,325,165
                                                                                               ------------

QATAR (0.1%)
                   100,000    State of Qatar, (144A), 9.500% due 05/21/09......    Baa2/BBB         103,000
                                                                                               ------------

SOUTH AFRICA (0.1%)
                   200,000    Republic of South Africa, 9.125% due 05/19/09....   Baa3/BBB-         193,000
                                                                                               ------------

SWEDEN (0.4%)
          SEK    5,800,000    Government of Sweden, Series 1039, 5.500% due
                                04/12/02(s)....................................     NR/AAA          653,153
                                                                                               ------------

TRINIDAD AND TOBAGO (0.3%)
                   450,000    Republic of Trinidad and Tobago, (144A), 9.875%
                                due 10/01/09...................................   Baa3/BBB-         463,500
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

        PRINCIPAL                                                                MOODY'S/S&P
        AMOUNT{::}                          SECURITY DESCRIPTION                   RATING         VALUE
---------------------------   -------------------------------------------------  ------------  -------------
TURKEY (1.1%)
$                1,000,000    Republic of Turkey, 11.875% due 01/15/30.........     B1/B+      $  1,081,250
                   220,000    Republic of Turkey, 12.000% due 12/15/08.........     B1/B+           234,575
                   450,000    Republic of Turkey, 12.375% due 06/15/09.........     B1/B+           484,875
                                                                                               ------------
                                                                                                  1,800,700
                                                                                               ------------

UNITED KINGDOM (0.9%)
                   450,000    United Kingdom Treasury Gilt, 6.750% due
                                11/26/04(s)....................................    Aaa/AAA          731,576
                   444,000    United Kingdom Treasury Gilt, 7.250% due
                                12/07/07(s)....................................    Aaa/AAA          766,979
                                                                                               ------------
                                                                                                  1,498,555
                                                                                               ------------

VENEZUELA (0.2%)
                   190,475    Republic of Venezuela DCB, Series DL , 7.000% due
                                12/18/07(v)....................................      B2/B           149,166
                   250,000    Republic of Venezuela Par, Series W-A, 6.750% due
                                03/31/20.......................................      B2/B           174,375
                                                                                               ------------
                                                                                                    323,541
                                                                                               ------------
                                  TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES
                                    (COST $53,794,520).........................                  52,951,213
                                                                                               ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.4%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.4%)
                 2,300,000    TBA, May, 8.000% due 05/01/30 (cost
                                $2,310,780)....................................                   2,296,412
                                                                                               ------------

U.S. TREASURY OBLIGATIONS (1.3%)
U.S. TREASURY BONDS (0.1%)
                    85,000    United States Treasury Bonds, 5.500% due
                                08/15/28.......................................                      77,204
                   150,000    United States Treasury Bonds, 6.125% due
                                08/15/29.......................................                     150,351
                                                                                               ------------
                                                                                                    227,555
                                                                                               ------------

U.S. TREASURY NOTES (1.2%)
                   150,000    United States Treasury Notes, 4.250% due
                                11/15/03.......................................                     139,149
                 1,700,000    United States Treasury Notes, 6.250% due
                                02/28/02.......................................                   1,686,723
                   100,000    United States Treasury Notes, 6.625% due
                                05/15/07.......................................                     100,656
                    55,000    United States Treasury Notes, 6.875% due
                                05/15/06.......................................                      55,894
                                                                                               ------------
                                                                                                  1,982,422
                                                                                               ------------
                                  TOTAL U.S. TREASURY OBLIGATIONS (COST
                                    $2,264,393)................................                   2,209,977
                                                                                               ------------

RIGHTS (0.0%)
MEXICO (0.0%)
                   768,000    United Mexican States Value Recovery, Series A
                                Par, Expiring 06/20/03 (cost $0) (+)...........                           0
                                                                                               ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

         PRINCIPAL
        AMOUNT{::}                          SECURITY DESCRIPTION                     VALUE
---------------------------   -------------------------------------------------  -------------
SHORT-TERM INVESTMENTS (22.2%)
OTHER INVESTMENT COMPANIES (11.7%)
$               19,597,473    J.P. Morgan Institutional Prime Money Market
                                Fund...........................................  $ 19,597,473
                                                                                 ------------

SOVEREIGN BONDS (0.0%)
                    42,054    Republic of Argentina Bocon, Series Pre-2,
                                6.1308% due 4/1/01(v)..........................        41,559
                                                                                 ------------

TIME DEPOSITS (10.2%)
                17,000,000    Bank of New York, 5.875% due 5/3/00(s)...........    17,000,000
                                                                                 ------------

U.S. TREASURY OBLIGATIONS (0.3%)
                   310,000    United States Treasury Bills, 6.11%(y) due
                                10/12/00(s)....................................       301,723
                   140,000    United States Treasury Notes, 5.625% due
                                11/30/00.......................................       139,387
                                                                                 ------------
                                                                                      441,110
                                                                                 ------------
                                  TOTAL SHORT-TERM INVESTMENTS (COST
                                    $37,079,604)...............................    37,080,142
                                                                                 ------------
                              TOTAL INVESTMENTS (COST $179,162,771) (103.4%)...   172,364,800
                              LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)....    (5,592,611)
                                                                                 ------------
                              NET ASSETS (100.0%)..............................  $166,772,189
                                                                                 ============

------------------------------
Note: Based on the cost of investments of $179,162,771 for federal income tax purposes at April 30, 2000, the aggregate gross unrealized appreciation and depreciation was $1,779,617 and $8,577,588, respectively, resulting in net unrealized depreciation of $6,797,971.

+ Non-income producing security.

(f)Fair valued security. Approximately 10.03% of the market value of the securities have been valued at fair value. (See Note 1a)

(s)Security is fully or partially segregated with custodian as collateral for TBA and when issued securities or futures contracts or with broker as initial margin for futures contracts, $18,722,910 of the market value has been segregated.

(v)Rate shown reflects current rate on variable or floating rate instrument or instrument with step-up coupon rate.

(y) Yield to maturity.

{/\} Defaulted security.

{::} Denominated in USD unless otherwise indicated.

144A - Securities restricted for resale to Qualified Institutional Buyers.

C - Capitalization.

CAD - Canadian Dollar.

CSTR - Collateral Strip Rate.

DCB - Debt Conversion Bond.

DKK - Danish Krone.

EURO - Euro.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

FLIRB - Floating Interest Rate Bond.

FRB - Federal Reserve Board.

GNMA - Government National Mortgage Association.

GBP - British Pound.

IAB - Interest in Arrears Bond.

IDU - Interest Due and Unpaid Bond.

IO - Interest Only.

IRB - Interest Reduction Bond.

JPY - Japanese Yen.

NR - Not Rated.

NTL - Notional Principal.

PO - Principal Only.

PDI - Past Due Interest.

REMIC - Real Estate Mortgage Investment Conduit.

SEK - Swedish Krona.

TBA - Security purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity will be determined upon settlement date.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $179,162,771 )          $172,364,800
Foreign Currency at Value (Cost $396,875 )              391,606
Receivable for Investments Sold                      11,773,074
Interest Receivable                                   2,161,228
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    965,712
Variation Margin Receivable                              92,544
Deferred Organization Expenses                            9,137
Receivable for Expense Reimbursement                      3,190
Prepaid Trustees' Fees                                      389
Prepaid Expenses and Other Assets                           810
                                                   ------------
    Total Assets                                    187,762,490
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    20,167,999
Payable to Custodian                                    517,584
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                     89,272
Variation Margin Payable                                 67,110
Advisory Fee Payable                                     60,145
Administrative Services Fee Payable                       3,238
Fund Services Fee Payable                                   114
Accrued Expenses                                         84,839
                                                   ------------
    Total Liabilities                                20,990,301
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $166,772,189
                                                   ============

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest and Dividend Income                                    $ 7,008,590
                                                                -----------
EXPENSES
Advisory Fee                                       $   385,649
Custodian Fees and Expenses                             96,260
Professional Fees and Expenses                          25,649
Administrative Services Fee                             21,094
Amortization of Organization Expense                     2,419
Fund Services Fee                                        1,459
Trustees' Fees and Expenses                              1,118
Administration Fee                                         604
Miscellaneous                                            5,048
                                                   -----------
    Total Expenses                                     539,300
Less: Reimbursement of Expenses                        (18,698)
                                                   -----------
NET EXPENSES                                                        520,602
                                                                -----------
NET INVESTMENT INCOME                                             6,487,988
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (5,930,482)
  Futures Contracts                                    471,229
  Foreign Currency Contracts and Transactions        1,415,850
                                                   -----------
    Net Realized Loss                                            (4,043,403)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment Transactions                            1,415,179
  Futures Contracts                                    (41,722)
  Foreign Currency Contracts and Translations          644,972
                                                   -----------
    Net Change in Unrealized Appreciation                         2,018,429
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $ 4,463,014
                                                                ===========

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                    MONTHS ENDED    FOR THE FISCAL
                                                   APRIL 30, 2000     YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1999
                                                   --------------  ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                               $  6,487,988   $    16,042,565
Net Realized Loss on Investments, Futures and
  Foreign Currency Contracts and Transactions         (4,043,403)       (5,508,827)
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations          2,018,429        (4,818,228)
                                                    ------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                       4,463,014         5,715,510
                                                    ------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         35,040,395        87,676,750
Withdrawals                                          (65,421,050)     (134,856,430)
                                                    ------------   ---------------
    Net Decrease from Investors' Transactions        (30,380,655)      (47,179,680)
                                                    ------------   ---------------
    Total Decrease in Net Assets                     (25,917,641)      (41,464,170)
NET ASSETS
Beginning of Period                                  192,689,830       234,154,000
                                                    ------------   ---------------
End of Period                                       $166,772,189   $   192,689,830
                                                    ============   ===============

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SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                     FOR THE FISCAL    FOR THE PERIOD
                                                       FOR THE         YEAR ENDED      MARCH 17, 1997
                                                   SIX MONTHS ENDED   OCTOBER 31,     (COMMENCEMENT OF
                                                    APRIL 30, 2000   --------------  OPERATIONS) THROUGH
                                                     (UNAUDITED)      1999    1998    OCTOBER 31, 1997
                                                   ----------------  ------  ------  -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                                0.60%(a)  0.60%  0.63%               0.65%(a)
  Net Investment Income                                       7.53%(a)  6.73%  6.59%               7.09%(a)
  Expenses without Reimbursement                              0.63%(a)  0.61%  0.63%               0.80%(a)
Portfolio Turnover                                             111%(b)   318%   368%                212%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 2000
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Portfolio (the "portfolio") is one of two subtrusts (portfolios) comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on March 17, 1997 and received a contribution of certain assets and liabilities including securities, with a value of $41,072,730 on that date from the J.P. Morgan Institutional Global Strategic Income Fund in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The portfolio may have elements of risk not typically associated with investments in the United States due to concentrated investments in a limited number of countries or regions which may vary throughout the year. Such concentrations may subject the portfolio to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions which could cause the securities and their markets to be less liquid and prices more volatile than those comparable to the United States. The ability of the issuers of debt, asset-backed, and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

A percentage (10.3% at April 30, 2000) of the investments of the portfolio may be highly illiquid, and there can be no assurance that the portfolio will be able to realize such investments in a timely manner.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when the net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $23,505. These costs were deferred and are being amortized on a straight-line basis over five-year period from the commencement of operations of the portfolio.

   e) Expenses incurred by Series Portfolio II with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in Series Portfolio II, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

   f) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates and to enhance returns. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations.

   g) A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

   h) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   i) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign in come which may be subject to foreign withholding taxes at various rates.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisor Agreement with J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.45% of the portfolio's average daily net assets. For the six months ended April 30, 2000, such fees amounted to $385,649.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended April 30, 2000, the fee for these services amounted to $604.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios in which the trust, the J.P.Morgan Funds, and the J.P.Morgan Institutional Funds invest (the "master portfolios") and J.P.Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the six months ended April 30, 2000, the fee for these services amounted to $21,094.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.65% of the average daily net assets of the portfolio through February 28, 2001. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001, at the option of J.P. Morgan. For the six months ended April 30, 2000, J.P.Morgan has agreed to reimburse the portfolio $18,698 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $1,459 for the six months ended April 30, 2000.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------
      portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $300.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended April 30, 2000 were as follows:

                                                        COST OF         PROCEEDS
                                                       PURCHASES       FROM SALES
                                                   -----------------  ------------
U.S. Government and Agency Obligations...........  $     97,598,975   $118,706,038
Corporate and Collateralized Obligations.........        71,730,899     95,647,107
                                                   ----------------   ------------
                                                   $    169,329,874   $214,353,145
                                                   ================   ============

At April 30, 2000, the portfolio had open forward currency contracts as follows:

                                                                U.S. DOLLAR  NET UNREALIZED
                                                   CONTRACTUAL   VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       4/30/00    (DEPRECIATION)
------------------                                 -----------  -----------  --------------
Danish Krone 190,000, expiring 06/28/00..........  $    24,026  $    23,298  $        (728)
Euro 7,700,000, expiring 05/03/00................    7,099,400    7,016,585  $     (82,815)
Euro 225,000, expiring 06/28/00..................      208,463      205,859  $      (2,604)
Swedish Krona 319,000, expiring 06/28/00.........       36,921       35,764  $      (1,157)

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
---------------                                    -----------
Canadian Dollar 950,318, expiring 06/28/00.......  $   640,376  $   642,345  $      (1,969)
Danish Krone 9,950,198, expiring 06/28/00........    1,262,715    1,220,126  $      42,589
Euro 27,701,177, expiring 06/28/00...............   26,213,787   25,344,638  $     869,149
British Pound 933,408, expiring 06/28/00.........    1,475,176    1,461,305  $      13,871
Japanese Yen 65,801,380, expiring 06/28/00.......      638,372      615,259  $      23,113
Swedish Krona 6,005,011, expiring 06/28/00.......      690,232      673,241  $      16,991
                                                                             -------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                            $     876,440
                                                                             =============

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 2000
--------------------------------------------------------------------------------

Open futures contracts at April 30, 2000 are summarized as follows:

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    MARKET VALUE
                                                   CONTRACTS LONG   (DEPRECIATION)   OF CONTRACTS
                                                   ---------------  --------------  --------------
Eurex Ten Year Euro Bond, expiring June 2000.....             108   $      32,701   $  10,336,468
U.S. Five Year Note, expiring June 2000..........              19          (6,636)      1,853,984
U.S. Ten Year Note, expiring June 2000...........              25         (20,997)      2,423,828
U.S. Long Bond, expiring June 2000...............              66          81,676       6,373,125
                                                   --------------   -------------   -------------
Totals...........................................             218   $      86,744   $  20,987,405
                                                   ==============   =============   =============

                                                   CONTRACTS SHORT
                                                   ---------------
U.S. Five Year Note, expiring June 2000..........              13   ($      2,915)  $   1,268,516
U.S. Ten Year Note, expiring June 2000...........              61         (54,820)      5,914,141
                                                   --------------   -------------   -------------
Totals...........................................              74   ($     57,735)  $   7,182,657
                                                   ==============   =============   =============

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.